Related Party Transactions (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Other receivable from				$ 116,180
Other payable to:	918,807	2,969,053		5,224,263
Subscribed capital:	2,027,400
PPUS [Member]
Other receivable from				80,500
Other payable to:		737,000		387,500
Subscribed capital:	737,000
Daniel [Member]
Other receivable from				35,680
Deposit to	2,311	2,483
Other payable to:	113,743	52,018		10,312
PPTW [Member]
Other payable to:		819,300		80,000
Subscribed capital:	819,300
Klingon [Member]
Other payable to:	762,000	762,000		762,000
Subscribed capital:
D Mobile [Member]
Other payable to:		471,100
Subscribed capital:	471,100
Giretsu Shih [Member]
Other payable to:	16,803	80,346
Bunny Wu [Member]
Other payable to:		32,148
Tzu-Ling Hsu [Member]
Other payable to:	9,695	6,844		5,929
Jeffrey Wun [Member]
Other payable to:	7,712	3,594		13,399
Law Office of Jan Yung Lin [Member]
Other payable to:					$ 10,000
Jiun Sheuan Yang [Member]
Other payable to:	4,983	2,491		4,848
Jan [Member]
Other payable to:				275
Felix Fong [Member]
Other payable to:	3,871	2,212
D Mobile [Member]
Accounts receivable				3,478,900
Other payable to:				3,950,000
Capricorn [Member]
Prepayment to Capricorn for acquisition				$ 600,000